Capital - Details of Share Repurchases (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of share repurchases [abstract]
Share repurchases	$ 287	$ 0	$ 639	$ 718
Shares repurchased	1.8		4.1	6.0
Share repurchases - average price per share in U.S. dollars	$ 161.32		$ 156.92	$ 120.1